Risk management	12 Months Ended
Dec. 31, 2024
Risk management
Risk management

30.Risk management

30.1Exchange rate risk

The Ecopetrol Business Group operates mainly in Colombia and makes sales in the local and international markets, for that reason, it is exposed to exchange rate risk.

As of December 31, 2024, the Colombian peso depreciated 15.36%, going from a closing rate as of December 31, 2023, of COP$3,822.05 to COP$4,409.15 pesos per dollar. When the Colombian peso depreciates, export earnings, when converted to pesos, increase, and imports and external debt service become more expensive.

The balance of financial assets and liabilities denominated in foreign currency for the years ended December 31, is presented in the following table:

(in USD$Million)	2024	2023
Cash and cash equivalents	650	554
Other financial assets	735	1,188
Trade receivables and payables, net	(495)	(973)
Loans and borrowings	(18,320)	(18,470)
Other assets and liabilities, net	117	268
Net liability position	(17,313)	(17,433)

Of the total net position, USD$(16,972) million correspond to net liabilities of companies with Colombian peso functional currency, of which USD$(17,612) million correspond to loans used as hedging instruments whose valuation is recognized in other comprehensive income, the exchange difference valuation of the remaining net assets for USD$640 million affects the statement of profit and loss. Likewise, USD$(341) million of the net position correspond to monetary assets and liabilities of Business Group companies with a functional currency other than the Colombian peso, whose valuation is recognized in the profit or loss statement.

30.2	Sensitivity analysis for exchange rate risk

The following is the effect of a change of 1% and 5% in the exchange rate of the Colombian peso as compared with the U.S. dollar, on the balance of financial assets and liabilities denominated in foreign currency as of December 31, 2024:

Scenario / Variation in	Effect on income	Effect in other
the exchange rates	before taxes +/–	comprehensive income +/–
1%	13,188	776,544
5%	65,940	3,882,721

30.3Cash flow hedge for future exports

To express in the consolidated financial statements, the effect of the existing natural hedge between exports and indebtedness, understanding that the exchange rate risk materializes when exports are made, On September 30, 2015, the Board of Directors made the first designation of Ecopetrol’s debt as a hedging instrument for its future income from crude oil exports.

The following is the movement of this non-derivative hedging instrument:

(US$Million)	2024	2023
Hedging instrument at the beginning of the period	6,265	5,572
Reassignment of hedging instruments	1,200	970
Realization of exports	(1,207)	(970)
Designation of new coverage	1,085	693
Hedging instrument at the end of the period	7,343	6,265

The following is the movement in other comprehensive income for the years ended December 31, 2024, 2023 and 2022:

	2024	2023	2022
Opening balance	601,744	(2,473,999)	(945,250)
Exchange difference	(3,897,441)	5,194,529	(4,317,263)
Reclassification to profit or loss (Note 25)	238,943	479,779	1,143,287
Ineffectiveness	6,658	25,454	6,625
Deferred income tax (Note 10)	1,472,447	(2,624,019)	1,638,602
Closing balance	(1,577,649)	601,744	(2,473,999)

The expected reclassification of the cumulative exchange difference from other comprehensive income to the profit or loss is as follows:

Year	Before taxes	Taxes	After taxes
2025	(853,665)	328,723	(524,942)
2026	(841,876)	326,614	(515,262)
2027	(147,788)	57,336	(90,452)
2028	(146,929)	57,003	(89,926)
2029	(145,666)	56,513	(89,153)
2030	(144,694)	56,135	(88,559)
2031	(143,798)	55,788	(88,010)
2032	(140,312)	54,435	(85,877)
2033	(8,932)	3,464	(5,468)
	(2,573,660)	996,011	(1,577,649)

30.4Hedge of a net investment in a foreign operation

The Board of Directors approved the application of net investment hedge accounting from June 8, 2016. The measure is intended to reduce the volatility of non–operating income due to exchange rate variations. The net investment hedge will be applied on a portion of the Ecopetrol Business Group’s investments in foreign operations, in this case on investments in subsidiaries which have the U.S. dollar as their functional currency, using a portion of the Ecopetrol Business Group’s U.S. dollar denominated debt as the hedging instrument.

As of December 31, 2024, the total hedged balance is USD$10,269 million, which includes: i) Ecopetrol S.A. USD$9,939 million and ii) ISA Colombia for USD$330 million in net investment coverage on investments in the companies ISA REP, ISA Perú, Consorcio Transmantaro and Proyectos de Infraestructura del Perú.

The following is the movement in other comprehensive income attributable to owners of parent:

	2024	2023	2022
Opening balance	3,140,684	9,354,071	4,366,336
Exchange difference	6,305,555	(8,973,471)	7,526,124
Deferred income tax (Note 10)	(2,979,130)	2,760,084	(2,538,389)
Closing balance	6,467,109	3,140,684	9,354,071

30.5Hedging with financial derivatives to mitigate exchange rate and interest rate risk

The ISA Group and Oleoducto Central S.A. have hedges with derivative financial instruments – CCS (Cross Currency Swaps) and nondelivery forward to hedge exchange rates. These hedges are recognized as cash flow hedges.

Company	Derivative instrument	2024	2023
Intervial Chile (1)	Cross currency swap	35,520	44,134
Oleoducto Central S.A.	Non-delivery forward	—	223,091
(1)

As of December 2024, it corresponds to a cross-currency swap ISA Intervial, which belongs to the toll roads segment in Chile. This derivative contract was signed in May 2021 with Itaú Corpbanca, to exchange the flows of debt contracted in Chilean pesos to Unidades de Fomento (UF).

30.6Commodity price risk

The price risk of raw materials is associated with Ecopetrol Business Group’s operations, both exports and imports of crude oil, natural gas, and refined products. To mitigate this risk, the Group has implemented hedges to partially protect the results from price fluctuations, considering that part of the financial exposure under contracts for the purchase of crude oil and refined products depends on the international oil prices.

The risk of such exposure is partially hedged in a natural way, as an integrated Business Group (with operations in the exploration and production, transportation and logistics and refining segments) and carries out both crude exports at international market prices and sales of refined products at prices correlated with international prices.

Ecopetrol Business Group has a policy for the execution of (strategic and tactical) hedges and implemented processes, procedures, and controls for their management:

●	The main purpose of the strategic hedging program is to protect the separate and consolidated financial statements against the volatility of market variables in each period, protect income and thus cash flow. Hedging plan has been executed to protect the cash and cash equivalents against low price scenarios below the budget base price, in this sense, put options were purchased. As of December 31, 2024, there was no balance of these financial instruments on the balance sheet.
●	On the other hand, tactical hedges allow capturing value in trading operations and Asset Backed Trading (ABT), mitigating the market risk of specific operations. In the trading activity, the commitments in spot and forward physical contracts imply an exposure to commodity price risk, particularly the risk associated with the volatility of the price of crude oil and refined products. Although said exposure is part of the natural risk of the production, refining and marketing activity carried out by the Business group, sometimes marketing, to maximize value capture, can concentrate risk exposure in terms of term and/or or indicator that differs from the Company’s natural price risk profile.

As of the date of this report, the Ecopetrol Business Group recognized a total net liability position in swaps of $29,209 (Dec 2023: passive $6,350). The constitution of these operations with derivatives is recognized under cash flow hedge accounting.

30.7	Credit risk

Credit risk is the risk that the Ecopetrol Business Group may suffer financial losses because of default of: (a) payments by its clients for the sale of crude oil, gas, products, or services; (b) financial institutions in which it keeps investments, or (c) by counterparties with which it has contracted financial instruments.

Credit risk related to customers

In the selling process of crude oil, gas, refined products and petrochemicals, transport services, energy transmission, roads and telecommunications, the Ecopetrol Business Group may be exposed to credit risk if customers fail to fulfill their payment obligations. The Ecopetrol Business Group’s risk management strategy has designed mechanisms and procedures that aim to minimize such events, thus safeguarding the Ecopetrol Business Group’s cash flow.

The Ecopetrol Business Group performs a continuous analysis of the financial strength of its counterparties, by classifying them according to their risk level and financial guarantees in the event of a default of payments. Similarly, the Ecopetrol Business Group continuously monitors national and international market conditions for early alerts of major changes that may have an impact on the timely payment of obligations from customers.

For the receivables that are considered exposed to credit risk (Note 7), Ecopetrol Business Group make individual analysis of each customer’s situation to determine the value of impairment to recognize in financial statements. The Ecopetrol Business Group performs administrative and legal actions required to recover amounts past due and charges interest from customers that fail to comply with payment policies.

An aging analysis of the accounts receivable portfolio in arrears, but not impaired, as of December 31, 2024, and 2023 is as follows:

	2024	2023
Less than 3 months overdue	178,476	119,608
Between 3 and 6 months overdue	14,717	56,615
More than 6 months overdue	65,296	181,012
	258,489	357,235

Credit risk in financial assets

Following the promulgation of Decree 1525 of 2008, which provides general rules on investments for public entities, Ecopetrol’s management established guidelines for its investment portfolios. These guidelines determine that investments in Ecopetrol’s U.S. dollar portfolios are generally limited to investments of cash excess in fixed–income securities issued by entities rated A or higher in the long term and A1/P1/F1 or higher in the short term (international scale) by Standard & Poor’s Ratings Services, Moody’s Investors Service or Fitch Ratings.

In addition, Ecopetrol Business Group may also invest in securities issued or guaranteed by the United States of America or Colombia governments, without regard to the ratings assigned to such securities. In Ecopetrol’s Colombian Peso portfolio, it must invest the cash excess in fixed–income securities of issuers rated AAA in the long term, and F1+/BRC1+ in the short term (local scale) by Fitch Ratings Colombia or BRC Standard & Poor’s. Likewise, the Company may also invest in securities issued or guaranteed by the National Government of Colombia without qualification restrictions.

To diversify the risk in the Colombian Peso portfolio, Ecopetrol Business Group does not invest more than 10% of the cash excess in one specific issuer. In the case of the U.S. dollar portfolio, Ecopetrol Business Group does not invest more than 5% of the cash excess in one specific issuer in the short term (up to one year), or 1% in the long term.

The credit rating of issuers and counterparties in transactions involving financial instruments is disclosed in Note 6 – Cash and cash equivalents, Note 9 – Other financial assets, and Note 22.2 – Plan assets.

30.8	Interest rate risk

Interest rate risk arises from Ecopetrol’s exposure to changes in interest rates because the Ecopetrol Business Group has investments in fixed and floating–rate instruments and has issued floating rate debt linked to SOFT, DTF, and CPI interest rates. Thus, interest rate volatility may affect the fair value and cash flows of the Ecopetrol Business Group’s investments and the financial expense of floating rate loans and financing.

As of December 31, 2024, 28.91% (2023, 31.02% and 2022, 26.4%) of the Ecopetrol Business Group’s indebtedness is linked to floating interest rates. As a result, if market interest rates rise, financing expenses will increase, which could have an adverse effect on the results of operations.

Ecopetrol Business Group controls the exposure to interest rate risk by establishing limits to the portfolio duration, Value at Risk – VAR and tracking error.

Autonomous equities linked to Ecopetrol Business Group’s pension obligations are also exposed to changes in interest rate, as they include fixed and floating rate instruments that are recognized according to the mark to market. Colombian regulation for pension funds, as stipulated in the Decree 941 of 2002 and Decree 1861 of 2012, indicates that they must follow the same regime as the regular obligatory pension funds in their moderate portfolio.

The following table provides information about the sensitivity of the Ecopetrol Business Group’s results and other comprehensive income for the next 12 months to variations in interest rate of 100 basis points:

			Effect on Other
	Effect on profit or loss (+/–)		Comprehensive Income (+/–)
	Financial	Financial
	Assets *	Liabilities	Plan Assets
+100 basis points	(168,032)	(1,800,691)	476,735
–100 basis points	162,600	(2,216,778)	(489,096)
(*)	This sensitivity was executed for portfolios of Ecopetrol S.A. and Black Gold Re. These are the most relevant of the Ecopetrol Business Group.

A sensitivity analysis of discount rates on pension plan assets and liabilities is disclosed in Note 22 – Provisions for employees’ benefits.

30.9Liquidity risk

The ability to access credit and capital markets to obtain resources for the investment plan execution for Ecopetrol Business Group may be limited due to adverse changes in market conditions. A global financial crisis could worsen risk perception in emerging markets.

Events that could affect the political and regional environment of Colombia may make it difficult for our subsidiaries to access the capital markets. These conditions, together with potential significant losses in the financial services sector and changes in credit risk assessments, may make it difficult to obtain resources on favorable terms. As a result, the Ecopetrol Business Group may be forced to review the conditions of the investment plan, or access financial markets under unfavorable terms, thereby negatively affecting the Ecopetrol Business Group’s results of operations and financial results.

Liquidity risk is managed in accordance with the Ecopetrol Business Group’s policies aimed at ensuring that enough cash flows to comply with the Ecopetrol Business Group’s financial commitments within the established dates and with no additional costs. The main method for the measurement and monitoring of liquidity is cash flow forecasting.

The following is a summary of the maturity of financial liabilities as of December 31, 2024. The amounts disclosed in the table are the contractual undiscounted cash flows. The payments in foreign currency were restated taking a constant exchange rate of COP$4,409.15 per U.S. dollar:

	Up to 1 year	1–5 years	5–10 years	> 10 years	Total
Loans (payment of principal and interest)	10,439,654	57,688,188	57,688,188	48,280,088	174,096,118
Trade and other payables	19,302,124	14,811	—	—	19,316,935
	29,741,778	57,702,999	57,688,188	48,280,088	193,413,053

30.10Risk and opportunities related to climate (Unaudited)

The Ecopetrol Business Group carries out two types of analysis for climate-related risks and opportunities. The first seeks to adapt the business strategy to the energy transition and the other focuses on climate scenarios to identify the level of risk.

●

Physical risks: They are related to the exposure and vulnerability of the Ecopetrol Business Group to the impacts of climate change and climate variability, which could affect operational continuity and increase the exposure of assets to possible damage and loss. Physical risks are classified as acute and chronic.

o

Acute risks are those caused by extreme weather events, the frequency and intensity of which have been increasing due to the gradual rise in global temperature. In Colombia, they are mainly reflected in the occurrence of the climate variability phenomenon “El Niño” and its opposite phase “La Niña”. These conditions could result in, among others, water shortages, heat waves, floods and fires.

For the fourth quarter, the phenomenon of “La Niña” continues to be monitored, and the Ecopetrol Business Group has an action plan in place in case the phenomenon materializes.

o

Chronic risks, arising from a sustained medium- and long-term change in climate conditions, which for the Ecopetrol Business Group can be reflected in rising sea levels, thermal overload and droughts beyond 2050.

The physical risk analysis considered the following climate change scenarios from the Intergovernmental Panel on Climate Change (IPCC), with a horizon up to 2100, inclusive: (i) Aligned with the objective of the Paris Agreement (SSP 1 / RCP 2.6), (ii) Peak emissions in 2040 (SSP2 / RCP4.5), and (iii) ‘Business as Usual’ (SSP5 / RCP8.5). Under these scenarios, seven (7) chronic (drought and thermal stress) and acute (precipitation, coastal and river flooding, fires and winds) threats were evaluated at 95 points associated with the main assets of the Ecopetrol Business Group. The results of the analysis must provide an additional local-scale analysis, prioritizing the assets with the greatest exposure and vulnerability.

●

Transition risk: They are related to the challenges that the Ecopetrol Business Group has identified to transition towards a low-carbon, sustainable and competitive operation. Ecopetrol carried out a prioritization of transition risks to establish their financial impact, identifying the following:

o

Regulatory risk, associated with regulatory changes that may directly affect the Company in the short and medium term. Among the regulatory changes, the following can be highlighted: (i) new information requirements associated with mitigation and adaptation for the application or modification of current and future licenses, (ii) greater demands associated with the regulations for the detection and repair of leaks, flaring and gas venting, (iii) Limitations on the use of compensation to meet decarbonization goals, (iv) new requirements for the validation and verification of reduction projects and their registration in the National Registry of Greenhouse Gas Emission Reductions (RENARE), (v) launching of the National Program of Tradable Emissions Quotas (PNCTE), similar to an Emissions Trading System, in which emission rights would be assigned. This program is currently in the design and development phase of the regulatory framework and is scheduled to come into effect in 2025 with full implementation in 2030. At the international level, the SEC (Securities Exchange Commission) rule on disclosure of climate-related information is under review, which may be adopted by the Colombian Financial Superintendence and modify current circulars.

During 2023, the National Environmental Licensing Authority (ANLA) incorporated into applications for environmental licenses, license modifications or minor changes in production and exploration, requirements associated with the quantification of GHG emissions, mitigation actions, vulnerability and climate risk analysis, and adaptation actions, within the framework of the Comprehensive Business Climate Change Management Plan (PIGCCe). The report on compliance with these requirements must be presented in the Environmental Compliance Reports (ICAs). As of December 31, 2024, no modification requests were submitted. The document associated with the PIGCCe is available for public consultation.

o	Legal risk, associated with the negative reactions and lawsuits against the climate action of the company.
o	Risk of assets trapped in the traditional business of hydrocarbon production, transportation, and refining, considering factors such as fuel demand prospects and asset profit horizons.
o

Market risk, related to the change in preferences in the use of low-carbon products in the long term, which implies a risk for Ecopetrol Business Group of not being able to meet market demand and of not advancing effectively in the development of these products.

o

Reputational risk, associated with the impossibility of responding in a timely way to the expectations and demand of investors and other interest groups to establish ambitious objectives regarding climate change, which would affect the image of Ecopetrol Business Group.

o	Technological risk, associated with the negative effects on the profitability of the business if there is no preparation and capacity to adapt to new technologies because of the transition process.

The transition risk analysis considered the market and regulatory risks with the highest probability of materialization and were evaluated under the three scenarios of the International Energy Agency’s (IEA) World Energy Outlook 2022: (i) Net Zero Emissions (NZE), (ii) Announced Pledges Scenario (APS), and (iii) Stated Policies Scenario (STEPS). In market risk, as a first approach, the impact on the value of the assets of the Upstream segment and their resilience to different expectations of hydrocarbon demand were analyzed. In the APS and STEPS scenarios, the oil business shows resilience to volatility. However, this exercise cannot be considered absolute, since the IEA scenarios do not consider the dynamics of local energy demand, especially in the natural gas market. Regarding regulatory risk, the regulatory evolution related to the energy transition and climate change involves regulatory changes that may directly affect the Ecopetrol Business Group in the short and medium term. The Ecopetrol Business Group is committed to making a significant contribution to national and sectoral goals, which in the future may be reflected in potential mandatory requirements. Faced with this risk, the Ecopetrol Business Group evaluated two routes: i) quantification of the impact on costs associated with a potential change in carbon prices and ii) quantification of the financial repercussions derived from higher abatement costs, due to limitations in the use of offsets, to analyze the effects on cash flow and potential capital allocation needs to enable the entry of new abatement opportunities to achieve decarbonization goals.

Additionally, in regulatory terms, the Ministry of Environment and Sustainable Development of Colombia has launched a public consultation on the draft decree that will regulate the National Program of Tradable Greenhouse Gas Emission Quotas (PNCTE), an economic instrument established as one of the means of implementing Colombia’s Nationally Determined Contribution (NDC). This future regulation could have an impact on the decarbonization goals of the Ecopetrol Business Group.

To manage the risks identified, Ecopetrol Business Group defined the strategic risk as “Inadequate response to challenges associated with climate change, water, and biodiversity”, which includes treatment actions, Key Risk Indicators (KRI) and controls to effectively manage the causes and mitigate the materialization of the risk. This definition as a corporate risk allows the Ecopetrol Business Group to define actions to advance towards decarbonization and the fulfillment of medium and long-term goals and adaptation to climate variability and normal weather conditions in the country, to mitigate the effects associated with water availability and security in the regions, energy security, among others.

●	Climate-related opportunities: these arise from the analysis of climate-related risks, the review of energy transition scenarios, the implementation of the decarbonization plan and the alignment with the 2040 “Energy that Transforms” strategy. In the process of identifying and assessing opportunities, Ecopetrol Business Group monitors and evaluates the energy market and the business environment by defining energy transition scenarios that guide the long-term strategic analysis of the Ecopetrol Business Group (2040). Opportunities related to the diversification of traditional business, diversification into sustainable businesses, energy efficiency, and renewable energy have been identified.

o	Diversification of traditional business: Ecopetrol Group has identified opportunities to make its hydrocarbon business more resilient, taking advantage of the gas outlook, the need for logistics and transportation for other types of fuels and energy, and the growing demand for more sustainable petrochemical products.
o	Diversification into sustainable businesses: Considering that the demand for solutions and services in this line will increase in the coming decades, the Group defines, within its pillar of “Growing with the energy transition”, the potential for generating EBITDA in the following business lines: Transmission, roads, and telecommunications (through ISA) and Energies for the transition (natural gas, hydrogen, Carbon Capture, Use and Storage, mainly).
o	Energy efficiency: Ecopetrol, being one of the largest consumers of energy in Colombia and representing a tenth of the country’s consumption, is committed to the Energy Transition. This forces the Company to be an example of how to optimize consumption as a key lever to face climate change.
o	Renewable energy: This is one of the Group’s strategic levers. The Business Group seeks to have an installed capacity of 30% to 40% of the total group associated with this type of energy, including solar, wind, biomass and hydro.

During 2024, progress was made in reviewing the long-term strategy, to analyze other opportunities associated with the energy transition.

30.11Capital management

The main objective of the capital management of the Ecopetrol Business Group is to ensure a financial structure that optimizes the cost of capital, maximizes the rate of return to its shareholders and allows access to financial markets at a competitive cost to cover financial needs.

The following is the leverage ratio as of December 31:

	2024	2023
Loans and borrowings (Note 20)	119,965,031	105,815,527
Cash and cash equivalents (Note 6)	(14,054,475)	(12,336,115)
Other financial assets (Note 9)	(5,240,450)	(2,232,775)
Net financial debt	100,670,106	91,246,637
Equity (Note 24)	105,913,439	100,252,480
Leverage (1)	48.73%	47.65%
(1)	Net financial debt / (Net financial debt + Equity)